COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2022
COSTS AND EXPENSES BY NATURE
COSTS AND EXPENSES BY NATURE
19.  COSTS AND EXPENSES BY NATURE

The Company and its subsidiaries account for natural gas distribution concession contracts using the intangible asset model in accordance with IFRIC 12 and IAS 38 and classify the amortization of the concession contract as cost of sales.

Expenses are presented in the statement of profit or loss and other comprehensive income by function. The income reconciliation by nature/purpose is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Commodity cost (natural gas)	(14,307,087)	(7,211,545)	(4,620,647)
Raw materials	(6,588,465)	(4,631,436)	(3,289,845)
Personnel expenses	(2,498,912)	(1,997,881)	(2,533,429)
Depreciation and amortization	(3,014,480)	(2,504,384)	(2,340,854)
Railroad transportation and port elevation expenses	(3,074,624)	(2,128,043)	(1,897,975)
Electricity purchased for resale	(260,891)	(968,503)	(927,913)
Construction cost	(1,217,818)	(1,020,176)	(885,630)
Other transport	(137,255)	(25,143)	—
Selling expenses	(23,505)	(23,638)	(23,387)
Expenses with third-party services	(888,195)	(751,486)	—
Cost of properties sold (Note 10.5)	(550,432)	—	—
Other	(1,444,083)	(897,789)	(731,869)
	(34,005,747)	(22,160,024)	(17,251,549)

Cost of sales	(30,753,137)	(19,864,248)	(14,999,823)
Selling expenses	(1,276,279)	(723,419)	(661,907)
General and administrative expenses	(1,976,331)	(1,572,357)	(1,589,819)

	(34,005,747)	(22,160,024)	(17,251,549)